FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2001

        Check here if Amendment [ ]: Amendment Number: __________________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.


              Institutional Investment Manager Filing this Report:

                           Name:  Stephen A. Feinberg

            Address: 450 Park Avenue, 28th Floor, New York, NY 10022
          ------------------------------------------------------------


                        Form 13F File Number: 28-06882

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:    Stephen A. Feinberg
         -----------------------

Title:   Investment Manager
         -----------------------

Phone:   (212) 421-2600
         -----------------------

Signature, Place, and Date of Signing:

/s/ Stephen Feinberg                     New York, NY                2/12/02
---------------------------        ------------------------    -----------------
[Signature]                            [City, State]                 [Date]



Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager, [If there are no entries in this list, omit this section.]

Form 13F File Number 28-6286
                     -----------------------------------------------------------

Name             J. Ezra Merkin*
                 ---------------------------------------------------------------

                              Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:   1*


Form 13F Information Table Entry Total:    22


Form 13F Information Table Value Total:   $187,476   (thousands)


List of Other Included Managers:

                                       Provide a  numbered  list of the  name(s)
                                       and  Form 13F  file   number(s)  of   all
                                       institutional  investment  managers  with
                                       respect to which  this report  is  filed,
                                       other  than  the  manager   filing   this
                                       report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.       1*
          ----------------------------------------------------------------------

Form 13F File Number 28-6286
                     -----------------------------------------------------------

Name      J. Ezra Merkin
          ----------------------------------------------------------------------

* Mr. Stephen A. Feinberg shares investment discretion with Mr. J. Ezra Merkin over certain securities, and such securities are not included herein, but are reported on the Form 13F filed by Mr. Merkin.

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
                                                           FORM 13F INFORMATION TABLE

                                                               STEPHEN A. FEINBERG
                                                                     FORM 13F
                                                                December 31, 2001


 Name of Issuer                Title of Class   CUSIP       Value    Shares or  SH/ Put/  Investment  Other       Voting Authority
                                                           (x$1000)  Prin. Amt. PRN Call  Discretion Managers  Sole  Shared   None

AMERICAN SKIING COMPANY       COMMON STOCK     029654308      $ 676  1,352,800  SH        SOLE         N/A      X
BIOSPHERE MEDICAL, INC.       COMMON STOCK     09066V103   $ 17,573  1,559,268  SH        SOLE         N/A      X
CALIFORNIA COASTAL            COMMON STOCK     129915203      $ 509    127,209  SH        SOLE         N/A      X
CONDUCTUS, INC.               COMMON STOCK     206784100      $ 488    168,800  SH        SOLE         N/A      X
CRONOS GROUP, N.V.                 ORD         L20708100    $ 1,436    287,200  SH        SOLE         N/A      X
FIRST UNION REAL ESTATE        SH BEN INT      337400105    $ 4,147  1,764,699  SH        SOLE         N/A      X
FIRST UNION REAL ESTATE       PRD CONV SER A   337400303      $ 614     30,500  SH        SOLE         N/A      X
GENERAL MARITIME CORP.        COMMON STOCK     Y2692M103    $ 1,999    199,921  SH        SOLE         N/A      X
HEALTHAXIS, INC.              COMMON STOCK     42219D100      $ 106    153,259  SH        SOLE         N/A      X
I-STAT CORP.                  COMMON STOCK     450312103   $ 15,146  1,919,702  SH        SOLE         N/A      X
IBERIABANK CORP.              COMMON STOCK     450828108    $ 3,066    110,600  SH        SOLE         N/A      X
INSIGNIA FINANCIAL GROUP,     COMMON STOCK     45767A105      $ 400     36,992  SH        SOLE         N/A      X
   INC.
KINDRED HEALTHCARE, INC.      COMMON STOCK     494580103   $ 61,437  1,181,472  SH        SOLE         N/A      X
NUCENTRIX BROADBAND           COMMON STOCK     670198100   $ 14,721  1,338,266  SH        SOLE         N/A      X
   NETWORKS
PENN TRAFFIC COMPANY          COMMON STOCK     707832200      $ 951    179,400  SH        SOLE         N/A      X
REUNION INDUSTRIES, INC.      COMMON STOCK     761312107       $ 21     67,303  SH        SOLE         N/A      X
SCIENT CORP.                  COMMON STOCK     80864H109      $ 434  1,034,160  SH        SOLE         N/A      X
SEPRACOR, INC.                COMMON STOCK     817315104   $ 11,127    195,000  SH        SOLE         N/A      X
SOLUTIA, INC.                 COMMON STOCK     834376105      $ 140     10,000  SH        SOLE         N/A      X
SPEEDUS.COM                   COMMON STOCK     847723103       $ 19     21,548  SH        SOLE         N/A      X
TRANS WORLD ENTERTAINMENT     COMMON STOCK     89336Q100   $ 52,222  6,871,281  SH        SOLE         N/A      X
    CORP.
VITRAN CORP.                  COMMON STOCK     92850E107      $ 244    117,200  SH        SOLE         N/A      X


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